Fair Value of Postretirement Assets (Parenthetical) (Detail) (Postretirement Assets [Member])	12 Months Ended
Dec. 31, 2012
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Hedge funds, minimum number of days notice prior to redemption	30 days
Hedge funds, maximum number of days notice prior to redemption	90 days